Note 17 - Warranty Obligations - Reconciliation of Company's Estimated Warranty Obligations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018	Mar. 25, 2017
Balance at beginning of period	$ 164	$ 123	$ 123	$ 60
Provision, net	6	1	291	234
Warranty costs incurred	(29)	(33)	(250)	(171)
Balance at end of period	$ 141	$ 91	$ 164	$ 123